UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   MARCH 31, 2013
                                                 --------------

Check here if Amendment [ ]; Amendment Number:  --------
This Amendment (Check only one.):    [ ]  is a restatement.
                                     [ ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     RIVERNORTH CAPITAL MANAGEMENT, LLC
          ----------------------------------
Address:  325 N. LASALLE STREET
          ----------------------------------
          SUITE 645
          ----------------------------------
          CHICAGO, IL 60654
          ----------------------------------

13F File Number:  28-13256
                     -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      MARCUS COLLINS
           ------------------------
Title:     CHIEF COMPLIANCE OFFICER
           ------------------------
Phone:     (312) 445-2251
           ------------------------

Signature, Place, and Date of Signing:

          /S/MARCUS COLLINS          CHICAGO, IL          MAY 15, 2013
          ------------------         -----------          ------------
               [Signature]          [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
                             ---------------------

Report Summary:

Number of Other Included Managers:          0
                                            ------------
Form 13F Information Table Entry Total:     115
                                            ------------
Form 13F Information Table Value Total:     750,595
                                            ------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                         FORM 13F INFORMATION TABLE
                                                         --------------------------
        COLUMN 1                  COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5     COLUMN 6   COLUMN 7         COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
----------------------------  ----------------  ---------  --------  --------- --- ---- ---------- -------- ---------  ------  ----
ADAMS EXPRESS CO                    COM         006212104   20,833   1,774,257  SH          SOLE            1,774,257
ADVENT CLAY CONV SEC INC FD         COM         007639107    6,395     888,199  SH          SOLE              888,199
ADVENT CLAYMORE CV SECS & IN        COM         00764C109    4,531     267,327  SH          SOLE              267,327
ADVENT CLAYMORE ENH GRW & IN        COM         00765E104    3,945     405,492  SH          SOLE              405,492
AFFILIATED MANAGERS GROUP           COM         008252108    1,858      12,100  SH          SOLE               12,100
ALLIANCEBERNSTEIN INCOME FUN        COM         01881E101   18,855   2,307,824  SH          SOLE            2,307,824
ALLIANZGI EQUITY & CONV INCO        COM         018829101    3,132     173,891  SH          SOLE              173,891
ALPINE TOTAL DYNAMIC DIVID F     COM SBI        021060108    4,852   1,186,324  SH          SOLE            1,186,324
ASA GOLD AND PRECIOUS MTLS L        SHS         G3156P103    1,253      65,062  SH          SOLE               65,062
AT&T INC                            COM         00206R102      367      10,000  SH          SOLE               10,000
BABSON CAP GLB SHT DURHGH YL        COM         05617T100      307      12,260  SH          SOLE               12,260
BLACKROCK BUILD AMER BD TR          SHS         09248X100    1,402      62,234  SH          SOLE               62,234
BLACKROCK CR ALLCTN INC TR          COM         092508100   45,172   3,226,571  SH          SOLE            3,226,571
BLACKROCK GLOBAL OPP EQTY TR        COM         092501105    5,519     397,605  SH          SOLE              397,605
BLACKROCK INCOME TR INC             COM         09247F100    1,168     161,982  SH          SOLE              161,982
BLACKROCK INTL GRWTH & INC T   COM BENE INTER   092524107    2,695     353,193  SH          SOLE              353,193
BLACKROCK MUNIYIELD QUALITY         COM         09254F100      236      14,100  SH          SOLE               14,100
BLACKROCK RES & COMM STRAT T        SHS         09257A108      867      67,364  SH          SOLE               67,364
BOULDER GROWTH & INCOME FD I        COM         101507101    5,228     713,199  SH          SOLE              713,199
BOULDER TOTAL RETURN FD INC         COM         101541100    5,699     272,671  SH          SOLE              272,671
BROOKFIELD TOTAL RETURN FD I        COM         11283U108    1,805      71,678  SH          SOLE               71,678
CALAMOS CONV & HIGH INCOME F      COM SHS       12811P108    9,309     726,670  SH          SOLE              726,670
CENTRAL EUROPE & RUSSIA FD I        COM         153436100    6,104     186,266  SH          SOLE              186,266
CENTRAL FD CDA LTD                 CL A         153501101    1,283      66,221  SH          SOLE               66,221
CISCO SYS INC                       COM         17275R102      501      24,000  SH          SOLE               24,000
CLEARBRIDGE ENERGY MLP TR FD        COM         18469Q108      268      11,991  SH          SOLE               11,991
CLOUGH GLOBAL ALLOCATION FUN   COM SHS BEN IN   18913Y103      729      48,400  SH          SOLE               48,400
CLOUGH GLOBAL EQUITY FD             COM         18914C100    7,871     535,437  SH          SOLE              535,437
CLOUGH GLOBAL OPPORTUNITIES     SH BEN INT      18914E106   19,454   1,511,545  SH          SOLE            1,511,545
CORENERGY INFRASTRUCTURE TR         COM         21870U205      703     103,149  SH          SOLE              103,149
CORNERSTONE STRATEGIC VALUE      COM NEW        21924B203    3,588     507,129  SH          SOLE              507,129
CUSHING RTY & INCOME FD        COM SH BEN INT   23164R104      217      10,395  SH          SOLE               10,395
DNP SELECT INCOME FD                COM         23325P104   10,943   1,079,226  SH          SOLE            1,079,226

        COLUMN 1                  COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5     COLUMN 6   COLUMN 7         COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
----------------------------  ----------------  ---------  --------  --------- --- ---- ---------- -------- ---------  ------  ----
DWS GLOBAL HIGH INCOME FD           COM         23338W104    1,842     204,414  SH          SOLE              204,414
DWS HIGH INCOME OPPORT FD IN     COM NEW        23339M204    3,979     256,527  SH          SOLE              256,527
EATON VANCE ENHANCED EQ INC         COM         278274105   10,406     890,898  SH          SOLE              890,898
EATON VANCE RISK MNGD DIV EQ        COM         27829G106   23,614   2,148,725  SH          SOLE            2,148,725
EATON VANCE TAX MNGD GBL DV         COM         27829F108   31,530   3,383,086  SH          SOLE            3,383,086
EATON VANCE TX MGD DIV EQ IN        COM         27828N102   25,721   2,531,628  SH          SOLE            2,531,628
EATON VANCE TX MNG BY WRT OP        COM         27828Y108   10,085     771,009  SH          SOLE              771,009
EATON VANCE TXMGD GL BUYWR O        COM         27829C105   20,652   1,843,959  SH          SOLE            1,843,959
EQUUS TOTAL RETURN INC              COM         294766100      637     295,005  SH          SOLE              295,005
FEDERATED ENHANC TREAS INCM    COM SH BEN INT   314162108    2,918     213,125  SH          SOLE              213,125
FIRSTHAND TECH VALUE FD INC         COM         33766Y100    3,283     170,166  SH          SOLE              170,166
GABELLI DIVD & INCOME TR            COM         36242H104    8,586     452,826  SH          SOLE              452,826
GABELLI UTIL TR                     COM         36240A101    4,330     627,497  SH          SOLE              627,497
GDL FUND                        COM SH BEN IT   361570104    4,551     386,313  SH          SOLE              386,313
GENERAL AMERN INVS INC              COM         368802104   10,256     328,396  SH          SOLE              328,396
GSV CAP CORP                        COM         36191J101    1,450     175,567  SH          SOLE              175,567
HELIOS STRATEGIC INCOME FD I     COM NEW        42328A203    1,142     177,271  SH          SOLE              177,271
INTEL CORP                          COM         458140100      622      28,500  SH          SOLE               28,500
INVESCO DYNAMIC CR OPP FD           COM         46132R104    1,147      85,141  SH          SOLE               85,141
ISHARES TR                    S&P 100 IDX FD    464287101   19,513     277,054  SH          SOLE              277,054
ISHARES TR                    RUSSELL1000VAL    464287598    1,165      14,350  SH          SOLE               14,350
JOHN HANCOCK HDG EQ & INC FD        COM         47804L102    2,757     164,183  SH          SOLE              164,183
KAYNE ANDERSON ENRGY TTL RT         COM         48660P104      321      10,800  SH          SOLE               10,800
KAYNE ANDERSON MLP INVSMNT C        COM         486606106      740      21,325  SH          SOLE               21,325
LEGG MASON BW GLB INC OPP FD        COM         52469B100   10,488     522,041  SH          SOLE              522,041
LIBERTY ALL STAR EQUITY FD      SH BEN INT      530158104   24,496   4,738,061  SH          SOLE            4,738,061
MACQUARIE GLBL INFRA TOTL RE        COM         55608D101    6,842     324,283  SH          SOLE              324,283
MANAGED HIGH YIELD PLUS FD I        COM         561911108      569     263,489  SH          SOLE              263,489
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    6,631     175,186  SH          SOLE              175,186
MONTGOMERY STR INCOME SECS I        COM         614115103    5,121     296,684  SH          SOLE              296,684
MORGAN STANLEY EASTN EUR FD         COM         616988101    2,846     171,011  SH          SOLE              171,011
MORGAN STANLEY EM MKTS DM DE        COM         617477104    8,244     495,148  SH          SOLE              495,148
NEUBERGER BERMAN RE ES SEC F        COM         64190A103      832     161,171  SH          SOLE              161,171
NEW GERMANY FD INC                  COM         644465106    1,084      64,400  SH          SOLE               64,400

        COLUMN 1                  COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5     COLUMN 6   COLUMN 7         COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
----------------------------  ----------------  ---------  --------  --------- --- ---- ---------- -------- ---------  ------  ----
NEXPOINT CR STRATEGIES FD           COM         65340G106   12,793   1,665,755  SH          SOLE            1,665,755
NUVEEN BUILD AMER BD FD             COM         67074C103    1,797      85,702  SH          SOLE               85,702
NUVEEN BUILD AMER BD OPPTNY         COM         67074Q102    4,582     207,126  SH          SOLE              207,126
NUVEEN CR STRATEGIES INCM FD     COM SHS        67073D102    9,890     946,439  SH          SOLE              946,439
NUVEEN DIVER CURRENCY OPPOR         COM         67090N109   17,973   1,386,812  SH          SOLE            1,386,812
NUVEEN MUN HIGH INC OPPTY FD        COM         670683101      401      31,118  SH          SOLE               31,118
NUVEEN PERFORMANCE PLUS MUN         COM         67062P108      267      16,721  SH          SOLE               16,721
NUVEEN PFD INCOME OPPRTNY FD        COM         67073B106    3,026     294,621  SH          SOLE              294,621
PENNANTPARK FLOATING RATE CA        COM         70806A106      902      64,616  SH          SOLE               64,616
PIMCO DYNAMIC CR INCOME FD       COM SHS        72202D106   15,111     608,815  SH          SOLE              608,815
PIMCO DYNAMIC INCOME FD             SHS         72201Y101   25,768     828,569  SH          SOLE              828,569
PIMCO INCOME OPPORTUNITY FD         COM         72202B100      666      21,557  SH          SOLE               21,557
PIMCO INCOME STRATEGY FUND          COM         72201H108    4,137     310,802  SH          SOLE              310,802
PIMCO INCOME STRATEGY FUND I        COM         72201J104   11,445     998,676  SH          SOLE              998,676
POWERSHARES ETF TRUST          FTSE RAFI 1000   73935X583   23,450     334,568  SH          SOLE              334,568
POWERSHARES ETF TRUST II       SENIOR LN PORT   73936Q769    1,569      62,500  SH          SOLE               62,500
POWERSHARES GLOBAL ETF TRUST   EMER MRKT PORT   73936T763    3,792     174,500  SH          SOLE              174,500
POWERSHARES GLOBAL ETF TRUST   FDM HG YLD RAFI  73936T557      666      34,401  SH          SOLE               34,401
PROSPECT CAPITAL CORPORATION        COM         74348T102    4,757     435,991  SH          SOLE              435,991
PUTNAM MASTER INTER INCOME T     SH BEN INT     746909100    1,589     305,025  SH          SOLE              305,025
PUTNAM PREMIER INCOME TR         SH BEN INT     746853100    4,848     875,137  SH          SOLE              875,137
REAVES UTIL INCOME FD          COM SH BEN INT   756158101    2,180      82,315  SH          SOLE               82,315
ROYCE FOCUS TR                      COM         78080N108    3,788     542,637  SH          SOLE              542,637
ROYCE VALUE TR INC                  COM         780910105   25,962   1,723,933  SH          SOLE            1,723,933
RYDEX ETF TRUST               GUG RUSS TOP 50   78355W205    9,854      88,563  SH          SOLE               88,563
SELECT SECTOR SPDR TR           SBI INT-FINL    81369Y605      757      41,600  SH          SOLE               41,600
SPDR SER TR                   SHT TRM HGH YLD   78468R408      725      23,464  SH          SOLE               23,464
SPDR SERIES TRUST             BRC CNV SECS ETF  78464A359    4,705     111,000  SH          SOLE              111,000
SPDR S&P 500 ETF TR              TR UNIT        78462F103    2,538      16,200  SH          SOLE               16,200
SPECIAL OPPORTUNITIES FD INC        COM         84741T104    3,041     182,781  SH          SOLE              182,781
TCW STRATEGIC INCOME FUND IN        COM         872340104      483      83,063  SH          SOLE               83,063
THAI FD INC                         COM         882904105   10,567     441,952  SH          SOLE              441,952
TICC CAPITAL CORP                   COM         87244T109    2,145     215,716  SH          SOLE              215,716
TORTOISE ENERGY INDEPENDENC         COM         89148K101    1,673      68,981  SH          SOLE               68,981

        COLUMN 1                  COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5     COLUMN 6   COLUMN 7         COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
----------------------------  ----------------  ---------  --------  --------- --- ---- ---------- -------- ---------  ------  ----
TORTOISE MLP FD INC                 COM         89148B101    1,118      39,704  SH          SOLE               39,704
TRI CONTL CORP                      COM         895436103   18,076   1,029,998  SH          SOLE            1,029,998
VANGUARD INTL EQUITY INDEX F  FTSE EMR MKT ETF  922042858   11,410     266,000  SH          SOLE              266,000
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    3,279      90,000  SH          SOLE               90,000
VIRTUS GLOBAL MULTI-SEC INC         COM         92829B101    5,272     273,863  SH          SOLE              273,863
VIRTUS TOTAL RETURN FD              COM         92829A103    4,387   1,067,366  SH          SOLE            1,067,366
WELLS FARGO ADVANTAGE INCOME      COM SHS       94987B105    1,115     111,137  SH          SOLE              111,137
WELLS FARGO ADVANTAGE MULTI       COM SHS       94987D101    5,636     343,838  SH          SOLE              343,838
WESTERN ASSET CLYM INFL OPP         COM         95766R104    6,768     510,757  SH          SOLE              510,757
WESTERN ASSET CLYM INFL SEC    COM SH BEN INT   95766Q106      781      57,630  SH          SOLE               57,630
WESTERN ASSET INFL MGMT FD I        COM         95766U107    2,909     157,598  SH          SOLE              157,598
WESTERN ASSET PREMIER BD FD     SHS BEN INT     957664105      287      18,485  SH          SOLE               18,485
WISDOMTREE TR                  EM LCL DEBT FD   97717X867    3,097      58,957  SH          SOLE               58,957
ZWEIG TOTAL RETURN FD INC           COM NEW     989837208   13,128   1,007,517  SH          SOLE            1,007,517
TOTAL                                                      750,595
